Deferred Tax Assets And Deferred Tax Liabilities - Summary of Deductible Temporary Differences And Deductible Losses That Are Not Recognized as Deferred Tax Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	¥ 3,792,705	¥ 2,720,263
Deductible losses	2,135,395	2,432,434
Deferred Tax Asset Not Yet Recognised	¥ 5,928,100	¥ 5,152,697